STOCKHOLDERS' EQUITY	9 Months Ended
Mar. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8—STOCKHOLDERS’ EQUITY

Equity Incentive Plans

On November 26, 2019, the Company’s board of directors approved the 2019 Equity Incentive Plan (2019 EIP), which became effective on the date immediately prior to the date on which the Company’s Registration Statement on Form S-1 was declared effective by the SEC. Awards granted under the 2019 EIP may include stock options, restricted stock units (RSUs), or restricted stock awards, as determined by the Company’s board of directors.

Stock Options

During the nine months ended March 31, 2020, the Company granted an aggregate of 2,738,740 shares of stock options, with weighted average exercise prices of $15.12 per share. There were no stock option grants during the three months ended March 31, 2020. The fair value of options granted before the closing of the IPO was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: (i) expected term of 6.25 years, (ii) expected volatility of 50%, (iii) risk-free interest rate range of 1.59% to 1.88% and (iv) expected dividend yield of 0%.

As of March 31, 2020, the total unamortized stock-based compensation expense related to the unvested stock options was $26.9 million, which the Company expects to recognize over a weighted-average period of 3.0 years.

Restricted Stock Units

In February 2020, the Company began issuing RSUs to certain employees and nonemployee board members under the 2019 EIP. During the three months ended March 31, 2020, the Company granted an aggregate of 193,035 RSUs with a weighted grant-date fair value of $51.61 per unit. The fair value of the RSUs was estimated based upon the market closing price of the Company’s common stock on the date of grant. The RSUs vest over the requisite service period, which range between 1 year and 4 years from the date of grant, subject to the continued employment of the employees and services of the nonemployee board members.

As of March 31, 2020, the total unamortized stock-based compensation expense related to the unvested RSUs was $9.3 million, which the Company expects to amortize over a weighted-average period of 3.5 years.

2019 Employee Stock Purchase Plan

On November 26, 2019, the Company’s board of directors approved the 2019 Employee Stock Purchase Plan (ESPP), which became effective on the date the Company’s Registration Statement on Form S-1 was declared effective by the SEC. The ESPP is intended to qualify under Section 423 of the Internal Revenue Code of 1986 (as amended) and will provide eligible employees a means to acquire shares of common stock through payroll deductions. Under the ESPP, the Company initially reserved for issuance 1,400,000 shares of common stock, which will increase automatically on July 1 of each fiscal year during the term of the ESPP by the number of shares equal to 1% of the total number of shares of common stock and preferred stock (on as-converted basis) outstanding as of the immediately preceding June 30th, unless the board of directors elects to authorize a lesser number of shares; provided, that, the total number of shares issued under the ESPP may not exceed 14,000,000 shares of common stock.

The ESPP provides for consecutive offering periods during which eligible employees can participate in the ESPP and be granted the right to purchase shares. The first business day of each offering period is the offering date. No offering period may last more than 27 months. Each offering period is comprised of two six-month purchase periods. The initial offering period of the ESPP started on December 11, 2019, which is the effective date of the ESPP, and will end on February 14, 2021, with two purchase periods on August 14, 2020 and February 14, 2021. Thereafter, a new 12-month offering period will commence on each subsequent February 15th and August 15th (or if such date is not a business day, then on the business day immediately following such date), with each such offering period consisting of two separate 6-month purchase periods ending on August 14th and February 14th, respectively. Eligible employees can contribute up to 15% of their eligible compensation, subject to limitation as provided for in the ESPP, and purchase the common stock at a purchase price per share equal to 85% of the lesser of the fair market value of the common stock on (i) the offering date or (ii) the purchase date.

The fair value of ESPP offerings during the nine months ended March 31, 2020 was estimated at the date of each offering using the Black-Scholes option-pricing model with the following assumptions: (i) expected term range of 0.5 year to 1.17 years, (ii) expected volatility of 50%, (iii) risk-free interest rate range of 1.47% to 1.56% and (iv) expected dividend yield of 0%.

As of March 31, 2020, the total unrecognized compensation expense related to the ESPP was $2.9 million, which is expected to be amortized over the next 12 months.

Stock Based Compensation Expense

Stock-based compensation expense from stock options, RSUs and ESPP was included in the following line items in the accompanying condensed consolidated statements of operations during the periods presented (in thousands):

	Three months ended March 31,		Nine months ended March 31,
	2019	2020	2019	2020
Cost of revenue	$93	$422	$205	$781
Research and development	379	1,466	731	3,221
Sales and marketing	299	767	586	1,643
General and administrative	605	2,430	1,055	4,791

Total	$1,376	$5,085	$2,577	$10,436

Stock Warrants

The Company has an agreement with a customer to issue warrants for up to 5.6 million shares of the Company’s common stock at an exercise price of $4.50 per share over a period of five years, ending in September 2023. Issuance of the warrants is contingent upon certain performance conditions and subject to certain limits. As of March 31, 2020, there were no warrants issued or issuable under this agreement. The Company has concluded that the performance conditions for the issuance of this warrant are not probable of being met.